Income Taxes - Schedule of Comprehensive Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Income (loss) before income taxes	$ 240,364	$ (95,815)
Current income tax recovery (expense)	34,344	(64,970)
Deferred income tax recovery (expense)	44,801	35,943
Recovery of (provision for) income taxes	79,145	(29,027)
Domestic
Income Tax Examination [Line Items]
Income (loss) before income taxes	133,757	(55,507)
Current income tax recovery (expense)	54,251	(63,120)
Deferred income tax recovery (expense)	(12,552)	14,351
Foreign
Income Tax Examination [Line Items]
Income (loss) before income taxes	106,607	(40,308)
Current income tax recovery (expense)	(19,907)	(1,850)
Deferred income tax recovery (expense)	$ 57,353	$ 21,592